Offsets	May 14, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Registrant or Filer Name	Gogo Inc.
Form or Filing Type	Form S-3
File Number	333-264687
Filing Date	May 05, 2022
Fee Offset Claimed	$ 95,513.73
Security Title Associated with Fee Offset Claimed	Common stock
Unsold Securities Associated with Fee Offset Claimed	56,550,660
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 430,491,899.25
Offset Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. The registrant previously registered 56,590,999 shares of common stock for resale pursuant to a registration statement on Form S-3 (No. 333-264687), which was filed and became automatically effective on May 5, 2022 (the “Prior Registration Statement”). Up to 56,550,660 of such shares of common stock from the Prior Registration Statement remain unsold (the “Unsold Securities”). The registrant paid a total registration fee of $95,513.73 (the “Prior Fee”) for the Unsold Securities. Pursuant to Rule 457(p), the registration fee associated with this filing is being offset by the Prior Fee.
Offset: 2
Offset Payment:
Offset Claimed	false
Registrant or Filer Name	Gogo Inc.
Form or Filing Type	Form S-3
File Number	333-264687
Filing Date	May 05, 2022
Fee Paid with Fee Offset Source	$ 95,513.73
Offset Note	The registrant previously registered 56,590,999 shares of common stock for resale pursuant to a registration statement on Form S-3 (No. 333-264687), which was filed and became automatically effective on May 5, 2022 (the “Prior Registration Statement”). Up to 56,550,660 of such shares of common stock from the Prior Registration Statement remain unsold (the “Unsold Securities”). The registrant paid a total registration fee of $95,513.73 (the “Prior Fee”) for the Unsold Securities. Pursuant to Rule 457(p), the registration fee associated with this filing is being offset by the Prior Fee.